Janus Henderson Absolute Return Income Opportunities Fund

Schedule of Investments (unaudited)

September 30, 2023

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– 6.0%
CENT Trust 2023-CITY A,
CME Term SOFR 1 Month + 2.6200%, 7.9522%, 9/15/28 (144A)‡	$300,000		$300,676
Connecticut Avenue Securities Trust 2021-R01 1M2,
US 30 Day Average SOFR + 1.5500%, 6.8650%, 10/25/41 (144A)‡	163,056		161,919
Connecticut Avenue Securities Trust 2022-R01 1M1,
US 30 Day Average SOFR + 1.0000%, 6.3150%, 12/25/41 (144A)‡	151,658		150,602
Connecticut Avenue Securities Trust 2022-R05 2M1,
US 30 Day Average SOFR + 1.9000%, 7.2150%, 4/25/42 (144A)‡	63,158		63,291
Connecticut Avenue Securities Trust 2022-R08 1M1,
US 30 Day Average SOFR + 2.5500%, 7.8650%, 7/25/42 (144A)‡	72,217		73,493
Connecticut Avenue Securities Trust 2022-R09 2M1,
US 30 Day Average SOFR + 2.5000%, 7.8150%, 9/25/42 (144A)‡	263,009		265,935
Connecticut Avenue Securities Trust 2023-R01 1M1,
US 30 Day Average SOFR + 2.4000%, 7.7150%, 12/25/42 (144A)‡	312,926		318,152
Connecticut Avenue Securities Trust 2023-R03 2M1,
US 30 Day Average SOFR + 2.5000%, 7.8150%, 4/25/43 (144A)‡	156,855		158,712
Connecticut Avenue Securities Trust 2023-R04 1M1,
US 30 Day Average SOFR + 2.3000%, 7.6150%, 5/25/43 (144A)‡	192,974		195,430
Connecticut Avenue Securities Trust 2023-R06 1M1,
US 30 Day Average SOFR + 1.7000%, 7.0150%, 7/25/43 (144A)‡	186,652		186,467
FirstMac Mortgage Funding Trust No 4 Series 1-2018,
30 Day Australian Bank Bill Rate + 1.5000%, 5.5525%, 3/8/49‡	138,984	AUD	89,339
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 7.6150%, 8/25/33 (144A)‡	131,559		132,623
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA6 M1A,
US 30 Day Average SOFR + 2.1500%, 7.4650%, 9/25/42 (144A)‡	88,432		89,121
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A,
US 30 Day Average SOFR + 2.3000%, 7.6150%, 8/25/42 (144A)‡	118,599		120,155
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA1 M1A,
US 30 Day Average SOFR + 2.1000%, 7.4150%, 3/25/43 (144A)‡	212,732		214,437
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A,
US 30 Day Average SOFR + 2.1000%, 7.4150%, 4/25/43 (144A)‡	56,576		57,106
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA1 M1A,
US 30 Day Average SOFR + 2.0000%, 7.3150%, 5/25/43 (144A)‡	132,209		133,016
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A,
US 30 Day Average SOFR + 2.0000%, 7.3150%, 6/25/43 (144A)‡	424,491		426,521
TORRENS Series 2014-2 Trust,
30 Day Australian Bank Bill Rate + 1.6000%, 5.6550%, 1/12/46‡	343,044	AUD	220,926
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $3,367,280)			3,357,921
Corporate Bonds– 82.5%
Banking – 19.2%
Australia & New Zealand Banking Group Ltd,
90 Day Australian Bank Bill Rate + 2.0000%, 6.3500%, 7/26/29‡	1,800,000	AUD	1,163,905
Australian Central Credit Union Ltd,
90 Day Australian Bank Bill Rate + 2.4000%, 6.5194%, 9/16/31‡	200,000	AUD	125,223
Bendigo & Adelaide Bank Ltd,
90 Day Australian Bank Bill Rate + 2.4500%, 6.5803%, 11/30/28‡	2,500,000	AUD	1,609,832
Commonwealth Bank of Australia,
90 Day Australian Bank Bill Rate + 1.3200%, 5.4643%, 8/20/31‡	1,500,000	AUD	954,588
DBS Group Holdings Ltd,
USD ICE SWAP 11AM NY 5 Year + 1.5900%, 4.5200%, 12/11/28‡	1,175,000		1,171,275
ING Groep NV, SOFR + 1.5600%, 6.0830%, 9/11/27‡	600,000		597,334
Lloyds Banking Group PLC,
US Treasury Yield Curve Rate 1 Year + 1.4800%, 5.9850%, 8/7/27‡	300,000		297,298
Macquarie Bank Ltd,
90 Day Australian Bank Bill Rate + 1.5500%, 5.6694%, 6/17/31‡	2,880,000	AUD	1,837,014
National Australia Bank Ltd,
90 Day Australian Bank Bill Rate + 2.0200%, 6.1699%, 11/18/31‡	2,300,000	AUD	1,485,466
Standard Chartered PLC,
90 Day Australian Bank Bill Rate + 1.8500%, 5.9969%, 6/28/25‡	320,000	AUD	206,067
Westpac Banking Corp,
90 Day Australian Bank Bill Rate + 1.9800%, 6.1150%, 8/27/29‡	2,000,000	AUD	1,293,625
			10,741,627
Basic Industry – 1.1%
Celanese US Holdings LLC, 6.1650%, 7/15/27	600,000		591,642
Brokerage – 1.0%
LPL Holdings Inc, 4.6250%, 11/15/27 (144A)	600,000		554,329

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Capital Goods – 7.9%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
5.2500%, 4/30/25 (144A)	$1,255,000		$1,223,313
Ashtead Capital Inc, 1.5000%, 8/12/26 (144A)	825,000		725,924
Ball Corp, 4.0000%, 11/15/23	950,000		945,642
Boeing Co, 2.1960%, 2/4/26	650,000		596,819
Regal Rexnord Corp, 6.0500%, 2/15/26 (144A)	950,000		939,409
			4,431,107
Communications – 0.8%
Warnermedia Holdings Inc, 6.4120%, 3/15/26	450,000		449,925
Consumer Cyclical – 11.9%
Ford Motor Credit Co LLC, 2.3000%, 2/10/25	1,070,000		1,003,625
Ford Motor Credit Co LLC, 6.9500%, 3/6/26	400,000		399,340
General Motors Financial Co Inc, 1.0500%, 3/8/24	680,000		664,855
General Motors Financial Co Inc, 5.4000%, 4/6/26	705,000		690,413
Hyundai Capital America, 5.5000%, 3/30/26 (144A)	950,000		937,534
LKQ Corp, 5.7500%, 6/15/28 (144A)	600,000		586,150
VICI Properties LP / Vici Note Co Inc, 4.6250%, 6/15/25 (144A)	966,000		932,857
Volkswagen Financial Services Australia Pty Ltd, 2.4000%, 8/28/24	2,300,000	AUD	1,442,790
			6,657,564
Consumer Non-Cyclical – 2.4%
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	700,000		623,889
Universal Health Services Inc, 1.6500%, 9/1/26	825,000		727,206
			1,351,095
Electric – 1.1%
Vistra Operations Co LLC, 4.8750%, 5/13/24 (144A)	600,000		593,136
Energy – 3.3%
Antero Resources Corp, 8.3750%, 7/15/26 (144A)	600,000		619,104
Columbia Pipelines Holding Company LLC, 6.0550%, 8/15/26 (144A)	125,000		125,392
EnLink Midstream Partners LP, 4.8500%, 7/15/26	285,000		268,316
Occidental Petroleum Corp, 3.4000%, 4/15/26	275,000		256,675
Occidental Petroleum Corp, 8.5000%, 7/15/27	545,000		583,597
			1,853,084
Finance Companies – 14.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
1.1500%, 10/29/23	375,000		373,579
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
1.6500%, 10/29/24	200,000		190,248
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
1.7500%, 10/29/24	325,000		309,835
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.7500%, 1/30/26	350,000		315,865
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
2.4500%, 10/29/26	425,000		380,671
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.1000%, 1/15/27	200,000		199,021
Air Lease Corp, 1.8750%, 8/15/26	450,000		399,803
Air Lease Corp, 2.1000%, 9/1/28	360,000		298,880
Ares Capital Corp, 7.0000%, 1/15/27	300,000		299,996
Aviation Capital Group LLC, 1.9500%, 1/30/26 (144A)	1,000,000		899,045
Aviation Capital Group LLC, 1.9500%, 9/20/26 (144A)	200,000		174,609
Blackstone Private Credit Fund, 3.2500%, 3/15/27	550,000		477,748
Heartland Australia Group Pty Ltd,
90 Day Australian Bank Bill Rate + 2.0000%, 6.3100%, 7/9/24‡	2,500,000	AUD	1,593,469
OneMain Finance Corp, 6.1250%, 3/15/24	143,000		142,546
OWL Rock Core Income Corp, 5.5000%, 3/21/25	775,000		749,660
PennyMac Financial Services Inc, 5.3750%, 10/15/25 (144A)	350,000		332,735
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc,
2.8750%, 10/15/26 (144A)	750,000		660,518
Springleaf Finance Corp, 6.8750%, 3/15/25	345,000		342,265
			8,140,493
Financial Institutions – 4.5%
GGAM Finance Ltd, 7.7500%, 5/15/26 (144A)	300,000		297,001
Liberty Financial Pty Ltd,
90 Day Australian Bank Bill Rate + 2.3500%, 6.4850%, 2/26/24‡	2,000,000	AUD	1,279,478
Liberty Financial Pty Ltd,
90 Day Australian Bank Bill Rate + 2.4500%, 6.5694%, 3/17/25‡	610,000	AUD	385,290
QIC Finance Shopping Center Fund Pty Ltd,
90 Day Australian Bank Bill Rate + 1.2700%, 5.4416%, 8/15/25‡	880,000	AUD	564,574
			2,526,343
Government Sponsored – 0.9%
DAE Funding LLC, 1.5500%, 8/1/24 (144A)	500,000		478,817
Industrial – 1.2%
Downer Group Finance Pty Ltd, 3.7000%, 4/29/26	1,100,000	AUD	663,214
Insurance – 4.5%
Athene Global Funding, 1.6080%, 6/29/26 (144A)	1,022,000		892,935

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Insurance– (continued)
Centene Corp, 4.2500%, 12/15/27	$575,000		$530,098
Insurance Australia Group Ltd,
90 Day Australian Bank Bill Rate + 2.1000%, 6.2273%, 6/15/44‡	200,000	AUD	128,848
Insurance Australia Group Ltd,
90 Day Australian Bank Bill Rate + 2.3500%, 6.4773%, 6/15/45‡	620,000	AUD	401,583
Suncorp Group Ltd,
90 Day Australian Bank Bill Rate + 2.3000%, 6.4335%, 6/1/37‡	850,000	AUD	550,916
			2,504,380
Real Estate Investment Trusts (REITs) – 2.2%
Vicinity Centres Trust, 4.0000%, 4/26/27	2,020,000	AUD	1,232,965
Technology – 6.0%
Broadcom Inc, 1.9500%, 2/15/28 (144A)	695,000		592,487
Global Payments Inc, 4.9500%, 8/15/27	670,000		643,907
MSCI Inc, 4.0000%, 11/15/29 (144A)	615,000		540,156
Qorvo Inc, 1.7500%, 12/15/24 (144A)	750,000		704,676
SK Hynix Inc, 1.0000%, 1/19/24 (144A)	920,000		905,376
			3,386,602
Total Corporate Bonds (cost $49,669,449)			46,156,323
Foreign Government Bonds– 5.3%
New Zealand Government Bond, 0.5000%, 5/15/24((cost $3,057,127)	5,145,000	NZD	2,983,010
Investment Companies– 2.3%
Exchange-Traded Funds (ETFs) – 2.3%
Janus Henderson AAA CLO((cost $1,239,780)	25,100		1,263,283
Commercial Paper– 1.4%
Global Payments Inc, 0%, 10/2/23◊((cost $749,627)	$750,000		749,626
Total Investments (total cost $58,083,263) – 97.5%			54,510,163
Cash, Receivables and Other Assets, net of Liabilities – 2.5%			1,423,234
Net Assets – 100%			$55,933,397

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$27,431,908	50.3%
Australia	13,986,786	25.7
New Zealand	4,576,479	8.4
Ireland	2,066,220	3.8
Germany	1,442,790	2.6
United Kingdom	1,229,289	2.3
Singapore	1,171,275	2.1
South Korea	905,376	1.7
Israel	623,889	1.1
Netherlands	597,334	1.1
United Arab Emirates	478,817	0.9

Total	$54,510,163	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/23
Investment Companies - 2.3%
Exchange-Traded Funds (ETFs) - 2.3%
Janus Henderson AAA CLO	$19,809	$-	$12,048	$1,263,283

	Value at 6/30/23	Purchases	Sales Proceeds	Value at 9/30/23
Investment Companies - 2.3%
Exchange-Traded Funds (ETFs) - 2.3%
Janus Henderson AAA CLO	1,251,235	-	-	1,263,283

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
New Zealand Dollar	10/30/23	(5,184,000)	$3,201,644	95,964
JPMorgan Chase Bank, National Association:
Australian Dollar	10/30/23	250,000	(161,192)	(314)
Australian Dollar	10/30/23	(850,000)	553,409	6,423

				6,109
Morgan Stanley London FX:
Australian Dollar	10/30/23	(53,000,000)	35,682,250	1,576,058
Total				$1,678,131

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	9	12/29/23	$972,563	$(25,594)
2 Year US Treasury Note	27	1/4/24	5,473,195	(28,265)
Total - Futures Long				(53,859)
Futures Short:
5 Year US Treasury Note	18	1/4/24	(1,896,469)	26,860
Total				$(26,999)

Schedule of Centrally Cleared Interest Rate Swaps
Payments made by Fund	Payments received by Fund	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
NDBB3M	5.6150% Fixed Rate	Quarterly	7/13/25	863,400	NZD	$750	$(2,200)	$(1,450)
NDBB3M	5.3775% Fixed Rate	Quarterly	7/19/25	863,400	NZD	750	(4,530)	(3,780)
NDBB3M	5.4400% Fixed Rate	Quarterly	7/27/25	1,650,000	NZD	750	(6,722)	(5,972)
NDBB3M	5.5100% Fixed Rate	Quarterly	8/16/25	820,000	NZD	750	(2,911)	(2,161)
Total						$3,000	$(16,363)	$(13,363)

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2023

Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$ 381,870
Average amounts sold - in USD	25,298,031
Futures contracts:
Average notional amount of contracts - long	5,979,973
Average notional amount of contracts - short	2,880,492
Interest rate swaps:
Average notional amount - receive fixed rate/pay floating rate	2,942,600

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LLC	Limited Liability Company
LP NDBB3M	Limited Partnership New Zealand Dollar Bank Bills 3 Month Standard
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2023 is $16,763,159, which represents 30.0% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

◊	Zero coupon bond.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$3,357,921	$-
Corporate Bonds	-	46,156,323	-
Foreign Government Bonds	-	2,983,010	-
Investment Companies	1,263,283	-	-
Commercial Paper	-	749,626	-
Total Investments in Securities	$1,263,283	$53,246,880	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	1,678,445	-
Futures Contracts	26,860	-	-
Total Assets	$1,290,143	$54,925,325	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$314	$-
Futures Contracts	53,859	-	-
Centrally Cleared Swaps	-	16,363	-
Total Liabilities	$53,859	$16,677	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70254 11-23